Ordinary Shares (Details)		12 Months Ended
	Jun. 19, 2023 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2025 $ / shares shares	Jan. 15, 2025 shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Jun. 19, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 $ / shares shares
Ordinary Shares [Line Items]
Ordinary shares, authorized			500,000,000		500,000,000
Share value | $ / shares			$ 0.0001		$ 0.0001
Shares issued			44,766,003		37,749,381
Shares outstanding			44,766,003		37,749,381
Existed shareholders receive	1,000
FST Shareholders [Member]
Ordinary Shares [Line Items]
Shares issued			44,766,003		37,749,381
Common Stock [Member]
Ordinary Shares [Line Items]
Ordinary shares, authorized		500,000,000				500,000,000		100,000,000	100,000,000
Share value | (per share)	$ 0.33	$ 0.33				$ 10	$ 10	$ 0.33	$ 10
Shares issued	12,589,476			7,016,622			12,589,476	41,964,919	41,964,919
Shares outstanding		54,554,395				54,554,395		41,964,919	41,964,919
Stock dividend shares	300	12,589,476
Par share value (in Dollars per share) | $ / shares		$ 0.0001
Common Stock [Member] | FST [Member]
Ordinary Shares [Line Items]
Ordinary shares, authorized		100,000,000				100,000,000
Shares issued		54,554,395				54,554,395